ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued liabilities
Accrued liabilities at December 31 consisted of the following (in millions):

	2017	2016
Pension and other postretirement benefits	$27.0	$32.1
Compensation and related employee costs	69.0	62.4
Interest	32.0	33.6
Income taxes	15.4	18.3
Other	15.7	12.4
Total accrued liabilities	$159.1	$158.8